UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

AAM Brentview Dividend Growth ETF
BDIV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of July 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Brentview Dividend Growth ETF	$13	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. Gross Domestic Product (“GDP”) remained resilient paired with a normalizing labor market, thus driving positive sentiment towards U.S. equities, which the Fund is primarily invested in. The Fund’s tilt towards dividend growers with low betas and elevated dividend yields resulted in positive performance during the current fiscal period. Earnings for U.S. equity markets, measured by the S&P 500 Index, were primarily driven by mega cap technology equities and was a key reason for BDIV’s relative underperformance to this benchmark index during the same current fiscal period.

Assessing attribution on a sector basis, the largest contributors to relative performance were Utilities, Financials, and Consumer Staples. In the Consumer Staples sector, stock selection within Tobacco and our relative overweight contributed to sector outperformance. The largest detractors to relative performance included Information Technology, Industrials, and Real Estate. In the Information Technology sector, an underweight position within Semiconductors & Semiconductor Equipment contributed to relative underperformance. Within Industrials, stock selection in the ground transportation industry was a headwind to performance. Lastly, within Real Estate, stock selection within Specialized REITs contributed to relative underperformance for the period.

Assessing attribution on a security basis, the largest contributors to performance include Constellation Energy Corporation, T-Mobile US, Inc. and Oracle Corporation. Meanwhile, the largest detractors to performance include McKesson Corporation, CDW Corporation and Ferguson Enterprises, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Brentview Dividend Growth ETF	PAGE 1	TSR-AR-26922B469

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2024)
AAM Brentview Dividend Growth ETF NAV	4.32
S&P 500 TR	5.31
Visit https://www.aamlive.com/ETF/Detail/BDIV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$976,030
Number of Holdings	38
Net Advisory Fee	$977
Portfolio Turnover	2%
30-Day SEC Yield	1.28%
30-Day SEC Yield Unsubsidized	1.28%
Visit https://www.aamlive.com/ETF/Detail/BDIV for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	7.5%
Apple, Inc.	5.9%
Trane Technologies plc	4.2%
UnitedHealth Group, Inc.	4.1%
Oracle Corporation	3.4%
Chevron Corporation	3.4%
JPMorgan Chase & Company	3.2%
Costco Wholesale Corporation	3.1%
T-Mobile US, Inc.	3.1%
Lowe’s Companies, Inc.	3.1%

Top Sectors	(% of Net Assets)
Information Technology	24.7%
Financials	14.5%
Health Care	12.1%
Industrials	10.5%
Consumer Staples	10.4%
Utilities	6.3%
Materials	5.4%
Consumer Discretionary	5.3%
Real Estate	3.5%
Cash & Other	7.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/BDIV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Brentview Dividend Growth ETF	PAGE 2	TSR-AR-26922B469

AAM Low Duration Preferred and Income Securities ETF
PFLD (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Low Duration Preferred and Income Securities ETF	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Above trend growth in the U.S. economy resulted in a shift towards risk-on, credit assets and preferred stocks throughout the current fiscal period. This was personified in tightening credit spreads of low duration preferreds and increased investor sentiment towards holdings within PFLD. By focusing on low duration preferred securities, PFLD did not capture as much of the upside potential the broad preferred space realized, as the market priced in the likelihood of future rate cuts. Therefore, PFLD underperformed the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index throughout the current fiscal period.

Top performing industries attributable to PFLD’s return during the current fiscal period were Banking, Energy, and Financial Services. The worst performing industries included Utility, Transportation, and Telecommunications.

Individual securities attributable to PFLD’s return over the same fiscal period were Qurate Retail, Inc. 8.00%, 03/15/2031, KeyCorp 6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual, and Athene Holding, Ltd. Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual. Securities dragging down PFLD’s return were B Riley Financial, Inc. 5.25%, 08/31/2028, B Riley Financial, Inc. 5.00%, 12/31/2026, and B Riley Financial, Inc. 6.00%, 01/31/2028.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Low Duration Preferred and Income Securities ETF	PAGE 1	TSR-AR-26922A198

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	13.07	2.32
Bloomberg U.S. Aggregate Bond Index	10.55	-0.18
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities	13.53	2.73
Visit https://www.aamlive.com/ETF/Detail/PFLD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$448,852,149
Number of Holdings	207
Net Advisory Fee	$1,335,233
Portfolio Turnover	103%
30-Day SEC Yield	6.49%
30-Day SEC Yield Unsubsidized	6.49%
Visit https://www.aamlive.com/ETF/Detail/PFLD for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
JPMorgan Chase & Company	4.8%
Bank of America Corporation	4.7%
Morgan Stanley	4.7%
Goldman Sachs Group, Inc.	3.4%
AT&T, Inc.	3.2%
Athene Holding, Ltd.	3.2%
US Bancorp	3.0%
AGNC Investment Corporation	2.6%
Annaly Capital Management, Inc.	2.5%
Ford Motor Company	2.4%

Top Sectors	(% of Net Assets)
Financials	72.2%
Utilities	10.1%
Consumer Discretionary	4.5%
Communication Services	3.2%
Industrials	3.2%
Real Estate	3.1%
Consumer Staples	2.3%
Energy	0.9%
Information Technology	0.2%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/PFLD.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Low Duration Preferred and Income Securities ETF	PAGE 2	TSR-AR-26922A198

AAM S&P 500 High Dividend Value ETF
SPDV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM S&P 500 High Dividend Value ETF	$34	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
SPDV demonstrated positive performance throughout the current fiscal period as U.S. equity investors priced in a dovish shift in Federal Reserve monetary policy. Investors concerned about stretched valuations in U.S. equities pivoted towards value factors which drove positive sentiment towards holdings within the Fund. However, mega-cap companies thrived throughout the current fiscal period. Due to the Fund’s added focus on free cash flows and sector diversification, SPDV’s portfolio was underweight mega-cap, technology sector equities, resulting in modest underperformance relative to its benchmark index, the S&P 500®.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Communication Services, Consumer Discretionary, and Consumer Staples. The worst performing sectors were Materials, Real Estate, and Utilities.

Individual stocks attributable to SPDV’s return over the same fiscal period were 3M Company, KeyCorp, and Citizens Financial Group. Stocks dragging down SPDV’s return were APA Corporation, CVS Health Corporation, and the Kraft Heinz Company.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM S&P 500 High Dividend Value ETF	PAGE 1	TSR-AR-26922A594

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	32.92	8.69	8.06
S&P 500 TR	38.02	15.27	13.77
S&P 500 Dividend and Free Cash Flow Yield Index TR	33.53	9.06	8.43
Visit https://www.aamlive.com/ETF/Detail/SPDV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$62,116,164
Number of Holdings	55
Net Advisory Fee	$176,419
Portfolio Turnover	57%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.61%
Visit https://www.aamlive.com/ETF/Detail/SPDV for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Vistra Corporation	3.0%
Bristol-Myers Squibb Company	2.2%
3M Company	2.2%
Williams Companies., Inc.	2.1%
Snap-on, Inc.	2.1%
NRG Energy, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
BXP, Inc.	2.1%
International Paper Company	2.1%
Tapestry, Inc.	2.1%

Top Sectors	(% of Net Assets)
Industrials	9.9%
Health Care	9.6%
Communication Services	9.5%
Real Estate	9.3%
Materials	9.1%
Financials	9.1%
Utilities	8.9%
Energy	8.7%
Consumer Staples	8.6%
Cash & Other	17.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SPDV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM S&P 500 High Dividend Value ETF	PAGE 2	TSR-AR-26922A594

AAM Sawgrass U.S. Large Cap Quality Growth ETF
SAWG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of July 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$13	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The period was marked by a 50-basis point cut in the Fed Funds Rate by the Federal Reserve in mid-September in response to moderating inflation, weaker than anticipated employment and slowing wage growth. The reduction was the first cut since the tightening regime began in early 2022 and was a primary catalyst in the strong rally for large cap stocks and holdings within the Fund during the period. Overall large cap market returns have been concentrated in a few mega stocks and investors were inclined to a riskier profile as momentum and more richly valued companies drove the market higher. Relative performance difference to the Fund’s benchmark index, the Russell 1000 Growth Index, was driven primarily by what was not in the portfolio. Our underweight in NVDIA and Meta combined with not owning TSLA accounted for most of the difference as these mega companies significantly outperformed the index.
From a sector perspective the largest contribution came from Technology and Consumer Discretionary while Health Care and Consumer Staples were detractors. Looking at individual stocks NVDIA Corporation, Broadcom, Inc., Oracle Corporation, and ServiceNow, Inc. were the largest contributors while IQVIA Holdings, Inc., Microsoft Corporation, Neurocrine Biosciences Inc., and Adobe, Inc. were the largest detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 1	TSR-AR-26922B477

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2024)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	3.79
S&P 500 TR	5.31
Russell 1000 Growth Total Return	7.45
Visit https://www.aamlive.com/ETF/Detail/SAWG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,556,902
Number of Holdings	44
Net Advisory Fee	$1,303
Portfolio Turnover	8%
30-Day SEC Yield	0.49%
30-Day SEC Yield Unsubsidized	0.49%
Visit https://www.aamlive.com/ETF/Detail/SAWG for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	8.4%
Apple, Inc.	7.0%
Alphabet, Inc.	6.3%
Amazon.com, Inc.	6.1%
NVIDIA Corporation	4.8%
Broadcom, Inc.	4.1%
Applied Materials, Inc.	2.5%
McDonald’s Corporation	2.4%
UnitedHealth Group, Inc.	2.4%
Mastercard, Inc.	2.3%

Top Sectors	(% of Net Assets)
Information Technology	39.1%
Consumer Discretionary	14.6%
Health Care	14.1%
Communication Services	10.0%
Industrials	9.8%
Financials	8.2%
Consumer Staples	3.6%
Cash & Other	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 2	TSR-AR-26922B477

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SAWS (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of July 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$14	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The current fiscal period was marked by a 50-basis point cut in the Fed Funds Rate by the Federal Reserve in mid-September in response to moderating inflation, weaker than anticipated employment and slowing wage growth. The reduction was the first cut since the tightening regime began in early 2022 and was a primary catalyst for a stronger rally for large cap stocks relative to small cap growth stocks during the current fiscal period. However, our focus on companies that exhibited consistent/stable earnings growth, low price volatility, and attractive valuations resulted in positive performance and level of outperformance relative to the Fund’s benchmark index, the Russell 2000 Growth, throughout the current fiscal period.

Top performing sectors attributable to SAWS’ return over the current fiscal period were Health Care and Industrials while Financials and Communication Services performance was weak. Security selection was positive for the period. Looking at individual stocks ADMA Biologics, Inc., Sterling Infrastructure, Inc., and Comfort Systems USA, Inc. were the largest contributors while Verra Mobility Corporation, UFP Technologies, Inc. and SPS Commerce, Inc. were the largest detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 1	TSR-AR-26922B485

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2024)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	0.88
S&P 500 TR	5.31
Russell 2000 Growth Total Return	-0.42
Visit https://www.aamlive.com/ETF/Detail/SAWS for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$764,700
Number of Holdings	71
Net Advisory Fee	$1,055
Portfolio Turnover	12%
30-Day SEC Yield	-0.09%
30-Day SEC Yield Unsubsidized	-0.09%
Visit https://www.aamlive.com/ETF/Detail/SAWS for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
ADMA Biologics, Inc.	3.5%
Sterling Infrastructure, Inc.	3.4%
Mueller Industries, Inc.	3.1%
Ensign Group, Inc.	2.9%
Comfort Systems USA, Inc.	2.8%
Varonis Systems, Inc.	2.7%
CommVault Systems, Inc.	2.7%
Archrock, Inc.	2.6%
CBIZ, Inc.	2.6%
RadNet, Inc.	2.5%

Top Sectors	(% of Net Assets)
Industrials	31.3%
Health Care	30.2%
Information Technology	16.9%
Financials	9.9%
Consumer Discretionary	6.9%
Energy	3.8%
Materials	0.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 2	TSR-AR-26922B485

AAM Transformers ETF
TRFM (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Transformers ETF	$59	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TRFM demonstrated strong performance throughout the current fiscal period as the Federal Reserve pivoted to a more dovish stance on monetary policy. This resulted in a positive shift towards U.S. equities throughout the current fiscal period. The Fund’s international holdings were positively impacted as well given the potential for a weaker U.S.-dollar as the Fed began cutting interest rates towards the end of the current fiscal period. Furthermore, global central bank loosening of monetary policy followed by fiscal stimulus in China, resulted in positive sentiment towards those segments of TRFM’s holdings. By isolating disruptive, evolving & growing companies, TRFM was able to capitalize on a rally in the Information Technology sector, thus resulting in a modest level of outperformance relative to its benchmark index, the S&P 500® Index, for the same current fiscal period.

Top performing sectors attributable to TRFM’s return over the current fiscal period were Information Technology, Industrials, and Consumer Discretionary. The worst performing sectors were Materials, Utilities and Financials.

Individual securities attributable to TRFM’s return over the current fiscal period were NVIDIA Corporation, Applovin Corporation – Class A, and Broadcom, Inc. The largest detractors to TRFM’s performance were Intel Corporation, Snap, Inc. – Class A, and Wolfspeed, Inc..

The top countries by contribution were the United States, followed by China and Britain. The country with the lowest contribution was Puerto Rico.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Transformers ETF	PAGE 1	TSR-AR-26922B683

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	38.80	17.92
S&P 500 TR	38.02	20.39
Pence Transformers Index Total Return	39.68	18.62
Visit https://www.aamlive.com/ETF/Detail/TRFM for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$45,631,826
Number of Holdings	204
Net Advisory Fee	$177,254
Portfolio Turnover	84%
30-Day SEC Yield	-0.07%
30-Day SEC Yield Unsubsidized	-0.07%
Visit https://www.aamlive.com/ETF/Detail/TRFM for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
AppLovin Corpoation	1.2%
NVIDIA Corporation	1.1%
Broadcom, Inc.	1.1%
Salesforce, Inc.	1.0%
Vistra Corporation	1.0%
Oracle Corporation	1.0%
Tesla, Inc.	1.0%
Eaton Corporation plc	1.0%
Meta Platforms, Inc.	1.0%
Alphabet, Inc.	1.0%

Top Sectors	(% of Net Assets)
Information Technology	54.2%
Industrials	19.7%
Consumer Discretionary	9.9%
Financials	7.1%
Communication Services	6.8%
Utilities	2.2%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/TRFM.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Transformers ETF	PAGE 2	TSR-AR-26922B683

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$ 88,000	$ 86,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 21,000	$ 21,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AAM ETFS
AAM Brentview Dividend Growth ETF (Ticker: BDIV)
AAM Low Duration Preferred and Income Securities ETF (Ticker: PFLD)
AAM S&P 500 High Dividend Value ETF (Ticker: SPDV)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (Ticker: SAWG)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (Ticker: SAWS)
AAM Transformers ETF (Ticker: TRFM)
Annual Financial Statements and Additional Information
October 31, 2024

AAM BRENTVIEW DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 3.1%
T-Mobile US, Inc.	135	$30,127
Consumer Discretionary - 5.3%
Lowe’s Companies, Inc.	115	30,110
TJX Companies, Inc.	195	22,041
		52,151
Consumer Staples - 10.4%
Costco Wholesale Corporation	35	30,596
Mondelez International, Inc. - Class A	290	19,859
PepsiCo, Inc.	125	20,760
Philip Morris International, Inc.	225	29,857
		101,072
Energy - 3.4%
Chevron Corporation	220	32,740
Financials - 14.5%
Blackrock, Inc.	20	19,621
CME Group, Inc.	90	20,282
JPMorgan Chase & Company	140	31,069
Marsh & McLennan Companies, Inc.	95	20,733
Morgan Stanley	215	24,994
Visa, Inc. - Class A	85	24,637
		141,336
Health Care - 12.1%
Eli Lilly & Company	25	20,743
Johnson & Johnson	130	20,782
McKesson Corporation	35	17,521
Medtronic PLC	215	19,189
UnitedHealth Group, Inc.	70	39,515
		117,750
Industrials - 10.5%
Ferguson Enterprises, Inc.	135	26,560
Parker-Hannifin Corporation	25	15,852
Trane Technologies PLC	110	40,718
Union Pacific Corporation	85	19,726
		102,856
Information Technology - 24.7%
Accenture PLC - Class A	65	22,413
Apple, Inc.	255	57,607
Broadcom, Inc.	122	20,712
CDW Corporation	85	16,000
Lam Research Corporation	250	18,587
Microsoft Corporation	180	73,143
Oracle Corporation	200	33,568
		242,030
Materials - 5.4%
CRH PLC	245	23,380
Linde PLC	65	29,650
		53,030

	Shares	Value
Real Estate - 3.5%
Extra Space Storage, Inc.	110	$17,963
Realty Income Corporation	265	15,733
		33,696
Utilities - 6.3%
Constellation Energy Corporation	80	21,037
NextEra Energy, Inc.	295	23,379
WEC Energy Group, Inc.	180	17,195
		61,611
TOTAL COMMON STOCKS (Cost $943,057)		968,399
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Government & Agency Portfolio - Institutional Class - 4.77%(a)	8,424	8,424
TOTAL SHORT-TERM INVESTMENTS (Cost $8,424)		8,424
TOTAL INVESTMENTS - 100.1% (Cost $951,481)		$976,823
Liabilities in Excess of Other Assets - (0.1)%		(793)
TOTAL NET ASSETS - 100.0%		$976,030

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

1

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
October 31, 2024

	Shares	Value
PREFERRED STOCKS - 99.8%
Communication Services - 3.2%
AT&T, Inc.
5.35%, 11/01/2066	368,667	$8,792,708
5.63%, 08/01/2067	229,974	5,657,360
		14,450,068
Consumer Discretionary - 4.5%
Brunswick Corporation
6.50%, 10/15/2048	51,572	1,271,250
6.63%, 01/15/2049	34,845	871,125
6.38%, 04/15/2049	64,110	1,580,953
Dillard’s Capital Trust I 7.50%, 08/01/2038	55,750	1,439,465
FAT Brands, Inc. Series B, 8.25%, 12/31/2049	54,552	522,608
Ford Motor Company
6.20%, 06/01/2059	209,093	5,218,961
6.00%, 12/01/2059	223,028	5,453,035
Fossil Group, Inc. 7.00%, 11/30/2026	41,622	563,978
Qurate Retail, Inc. 8.00%, 03/15/2031	88,628	3,360,774
		20,282,149
Consumer Staples - 2.3%
CHS, Inc.
Series 2, 7.10%, Perpetual(d)	117,073	3,029,849
Series 3, 6.75%, Perpetual(d)	137,285	3,478,802
Series 4, 7.50%, Perpetual	144,255	3,763,613
		10,272,264
Energy - 0.9%
NGL Energy Partners LP Series B, 12.05% (3 mo. Term SOFR + 7.47%), Perpetual	87,712	2,016,499
Seapeak LLC
9.00%, Perpetual	34,371	883,678
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR US + 6.24%, Perpetual(a)	47,389	1,252,491
		4,152,668
Financials - 72.2%(b)
ACRES Commercial Realty Corporation Series C, 10.52% (3 mo. Term SOFR + 5.93%), Perpetual	33,449	831,877
Affiliated Managers Group, Inc. 5.88%, 03/30/2059	83,624	2,065,513
AGNC Investment Corporation
Series C, 10.03% (3 mo. Term SOFR + 5.37%), Perpetual	90,595	2,343,693
Series D, 9.25% (3 mo. Term SOFR + 4.59%), Perpetual	65,507	1,643,571
Series E, 9.85% (3 mo. LIBOR US + 4.99%), Perpetual(a)	112,203	2,835,370

	Shares	Value
Series F, 6.13% to 4/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual(a)	160,284	$3,967,029
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	41,816	1,062,126
Allstate Corporation 8.08% (3 mo. Term SOFR + 3.43%), 01/15/2053	139,380	3,643,393
American Financial Group, Inc.
5.88%, 03/30/2059	34,845	861,717
5.63%, 06/01/2060	41,816	1,032,855
American National Group, Inc.
Series A, 5.95% to 12/1/2024 then 5 yr. CMT Rate + 4.32%, Perpetual	111,505	2,801,006
Series B, 6.63% to 9/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual	83,624	2,123,213
Annaly Capital Management, Inc.
Series F, 9.83% (3 mo. Term SOFR + 5.25%), Perpetual	200,733	5,188,948
Series G, 9.00% (3 mo. Term SOFR + 4.43%), Perpetual	118,469	3,025,698
Series I, 10.58% (3 mo. Term SOFR + 4.99%), Perpetual	123,351	3,187,390
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	79,044	1,635,420
Argo Group International Holdings, Inc., 7.00% to 09/15/2025 then 5 yr. CMT Rate + 6.71%, Perpetual	41,816	1,044,982
Aspen Insurance Holdings, Ltd. 8.91% (3 mo. LIBOR US + 4.06%), Perpetual(a)	76,660	2,030,723
Associated Banc-Corporation, 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	83,624	2,049,624
Athene Holding, Ltd.
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	160,284	4,127,313
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual(a)	240,447	6,028,006
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	167,255	4,204,791
Atlantic Union Bankshares Corporation Series A, 6.88%, Perpetual	48,081	1,204,429
Atlanticus Holdings Corporation
6.13%, 11/30/2026	41,310	972,851
Series *, 9.25%, 01/31/2029	37,671	931,981
B Riley Financial, Inc.
6.38%, 02/28/2025	40,778	951,351
5.50%, 03/31/2026	60,612	1,127,383
6.50%, 09/30/2026	50,323	677,851

The accompanying notes are an integral part of these financial statements.

2

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
5.00%, 12/31/2026	90,518	$1,145,053
6.00%, 01/31/2028	74,168	826,973
5.25%, 08/31/2028	113,036	1,294,262
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	143,070	3,462,294
Bank of America Corporation
Series 02, 5.97% (3 mo. Term SOFR + 0.91%), Perpetual	43,711	1,007,976
Series 4, 6.07% (3 mo. Term SOFR + 1.01%), Perpetual	30,727	743,593
Series 5, 5.89% (3 mo. Term SOFR + 0.76%), Perpetual	60,587	1,483,776
Series E, 5.73% (3 mo. Term SOFR + 0.61%), Perpetual	45,001	1,107,475
Series GG, 6.00%, Perpetual	195,834	5,005,517
Series HH, 5.88%, Perpetual	123,485	3,106,883
Series K*, 6.45% (3 mo. LIBOR US + 1.33%), 12/15/2066(a)	152,315	4,011,977
Series KK, 5.38%, Perpetual	200,447	4,846,808
Brighthouse Financial, Inc.
6.25%, 09/15/2058	104,535	2,600,831
Series A, 6.60%, Perpetual	118,469	2,938,031
Series B, 6.75%, Perpetual	112,203	2,771,414
Brookfield Oaktree Holdings LLC, Series A, 6.63%, Perpetual	50,176	1,225,298
Charles Schwab Corporation Series D, 5.95%, Perpetual	209,093	5,308,871
Chimera Investment Corporation
Series B, 10.66% (3 mo. Term SOFR + 6.05%), Perpetual	90,595	2,298,395
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual(a)	72,477	1,656,824
Series D, 10.20% (3 mo. Term SOFR + 5.60%), Perpetual	55,750	1,390,962
CION Investment Corporation, 7.5%, 12/30/2029	41,816	1,072,580
Compass Diversified Holdings
Series A, 7.25%, Perpetual	29,688	728,247
Series B, 7.88% to 4/30/2028 then 3 mo. LIBOR US + 4.99%, Perpetual(a)	33,308	815,047
Series C, 7.88%, Perpetual	38,125	936,350
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	32,058	666,486
Crescent Capital BDC, Inc. 5.00%, 05/25/2026(c)	31,104	754,272
DigitalBridge Group, Inc.
Series H, 7.13%, Perpetual	58,504	1,478,981
Series I, 7.15%, Perpetual	89,666	2,265,860
Series J, 7.13%, Perpetual	80,940	2,019,453

	Shares	Value
Dynex Capital, Inc., Series C, 6.90% to 04/15/2025 then 3 mo. LIBOR US + 5.46%, Perpetual(a)	31,079	$791,582
Ellington Financial, Inc.
10.05% (3 mo. LIBOR US + 5.20%), Perpetual(a)	30,890	774,412
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	33,590	765,852
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	27,875	716,109
Enstar Group, Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual(a)	111,505	2,385,092
Fifth Third Bancorp
Series A, 6.00%, Perpetual	55,750	1,375,353
Series I, 9.30% (3 mo. Term SOFR + 3.97%), Perpetual	125,440	3,221,299
First Citizens BancShares, Inc. Series C, 5.63%, Perpetual	55,750	1,350,265
First Horizon Corporation, Series E, 6.50%, Perpetual	41,816	1,029,510
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual(a)	143,557	3,004,648
Gladstone Investment Corporation
5.00%, 05/01/2026	35,665	870,226
4.88%, 11/01/2028	37,504	858,842
Goldman Sachs Group, Inc.
Series A, 6.11% (3 mo. Term SOFR + 1.01%), Perpetual	209,087	5,047,360
Series C, 6.11% (3 mo. Term SOFR + 1.01%), Perpetual	55,750	1,373,122
Series D, 6.03% (3 mo. Term SOFR + 0.93%), Perpetual	376,335	8,813,766
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	57,351	965,217
Hancock Whitney Corporation, 6.25%, 06/15/2060	48,081	1,187,601
Hartford Financial Services Group, Inc., Series G, 6.00%, Perpetual	96,175	2,420,725
Heartland Financial USA, Inc., Series E, 7.00% to 07/15/2025 then 5 yr. CMT Rate + 6.68%, Perpetual	32,058	800,809
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	90,595	2,353,658
Invesco Mortgage Capital, Inc.
Series B, 7.75% to 12/27/2024 then 3 mo. LIBOR US + 5.18%, Perpetual(a)	29,605	739,237
Series C, 7.50% to 9/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual(a)	50,586	1,226,711

The accompanying notes are an integral part of these financial statements.

3

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
JPMorgan Chase & Company
Series DD, 5.75%, Perpetual	399,987	$10,179,669
Series EE, 6.00%, Perpetual	436,257	11,216,167
Kemper Corporation, 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	41,816	978,076
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	167,255	4,173,012
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	139,380	3,547,221
M&T Bank Corporation, Series H, 5.63% to 12/15/2026 then 3 mo. LIBOR US + 4.02%, Perpetual(a)	69,690	1,770,126
Merchants Bancorp
8.25% to 10/1/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	39,727	1,022,970
Series B, 9.42% (3 mo. LIBOR US + 4.57%), Perpetual(a)	34,845	878,791
MetLife, Inc.
Series A, 6.21% (3 mo. Term SOFR + 1.26%), Perpetual	167,255	4,141,234
Series E, 5.63%, Perpetual	224,412	5,527,268
MFA Financial, Inc.
8.88%, 02/15/2029	32,058	820,685
Series C, 6.50% to 3/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual(a)	76,660	1,853,639
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	32,058	811,067
Morgan Stanley
Series A, 5.62% (3 mo. Term SOFR + 0.96%), Perpetual	195,001	4,613,724
Series E, 7.13%, Perpetual(d)	152,894	3,871,276
Series F, 6.88%, Perpetual(d)	150,694	3,812,558
Series I, 6.38%, Perpetual(d)	177,260	4,504,177
Series K, 5.85%, Perpetual(d)	177,260	4,461,634
National Rural Utilities Cooperative Finance Corporation, Series US, 5.50%, 05/15/2064	69,690	1,729,009
New Mountain Finance Corporation, 8.25%, 11/15/2028	32,058	821,005
New York Mortgage Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual(a)	42,565	981,123
Series E, 7.88% to 1/15/2025 then 3 mo. LIBOR US + 6.43%, Perpetual(a)	51,176	1,275,818
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	40,003	888,867
NewtekOne, Inc., 5.50%, 02/01/2026	32,058	788,627

	Shares	Value
Old National Bancorp
Series A, 7.00%, Perpetual	30,105	$767,075
Series C, 7.00%, Perpetual	34,147	868,700
PennyMac Mortgage Investment Trust
Series A, 8.13%, Perpetual(d)	32,058	811,067
Series B, 8.00%, Perpetual(d)	54,359	1,356,257
Pinnacle Financial Partners, Inc. Series B, 6.75%, Perpetual	62,726	1,561,877
Popular Capital Trust II, 6.13%, 12/01/2034	28,163	734,209
Prudential Financial, Inc., 5.63%, 08/15/2058	157,497	3,950,025
Ready Capital Corporation
5.75%, 02/15/2026	57,499	1,419,075
6.20%, 07/30/2026	29,163	713,910
Regions Financial Corporation
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	139,380	3,601,579
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	139,380	3,504,013
Reinsurance Group of America, Inc., 5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056(a)	111,505	2,778,705
RenaissanceRe Holdings, Ltd., Series F, 5.75%, Perpetual	69,690	1,683,013
Rithm Capital Corporation
Series A, 11.18% (3 mo. LIBOR US + 5.80%), Perpetual(a)	43,212	1,099,745
Series B, 11.02% (3 mo. LIBOR US + 5.64%), Perpetual(a)	78,474	1,983,823
Series C, 6.38% to 2/15/2025 then 3 mo. LIBOR US + 4.97%, Perpetual(a)	110,826	2,693,072
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	129,623	3,132,988
Saratoga Investment Corporation Series 2027, 6.00%, 04/30/2027	29,412	715,300
SiriusPoint, Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	55,750	1,427,200
SLM Corporation Series B, 6.91% (3 mo. Term SOFR + 1.96%), Perpetual	17,503	1,296,622
State Street Corporation, Series G, 5.35%, Perpetual(d)	139,380	3,469,168
Stifel Financial Corporation
Series B, 6.25%, Perpetual	44,603	1,124,442
Series C, 6.13%, Perpetual	62,726	1,552,469
Synovus Financial Corporation, Series D, 8.18% (3 mo. Term SOFR + 3.61%), Perpetual	55,750	1,406,015
Trinity Capital, Inc.
7.00%, 01/16/2025	42,514	1,070,503
7.88%, 03/30/2029	32,058	812,350
7.88%, 09/30/2029	32,058	810,426

The accompanying notes are an integral part of these financial statements.

4

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
Truist Financial Corporation, Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual	48,088	$1,148,822
Two Harbors Investment Corporation
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR US + 5.66%, Perpetual(a)	35,191	871,681
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual(a)	70,799	1,754,399
Series C, 7.25% to 1/27/2025 then 3 mo. LIBOR US + 5.01%, Perpetual(a)	67,333	1,657,065
Unum Group 6.25%, 06/15/2058	83,624	2,073,875
US Bancorp
Series A, 5.94% (3 mo. Term SOFR + 1.28%), Perpetual	4,006	3,474,804
Series B*, 5.52% (3 mo. Term SOFR + 0.86%), Perpetual	278,753	6,171,591
Series K, 5.50%, Perpetual	160,284	3,991,072
Valley National Bancorp
Series A, 6.25% to 6/30/2025 then 3 mo. LIBOR US + 3.85%, Perpetual(a)	32,058	781,253
Series B, 8.43% (3 mo. LIBOR US + 3.58%), Perpetual(a)	27,875	685,725
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	83,624	2,139,938
W.R. Berkley Corporation, 5.70%, 03/30/2058	51,572	1,294,973
Webster Financial Corporation, Series G, 6.50%, Perpetual	37,632	944,563
Wells Fargo & Company, Series Y, 5.63%, Perpetual	192,342	4,820,091
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual	41,816	1,065,472
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	83,624	1,705,093
Wintrust Financial Corporation
Series D, 6.50% to 7/15/2025 then 3 mo. Term SOFR + 4.32%, Perpetual	34,845	876,352
Series E, 6.88% to 7/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual	80,146	2,015,672
Zions Bancorp NA, Series G, 9.84% (3 mo. LIBOR US + 4.24%), Perpetual(a)	38,574	1,037,255
		324,163,056
Health Care - 0.1%
CareCloud, Inc. Series A, 11.00%, Perpetual	31,546	381,391

	Shares	Value
Industrials - 3.2%
Atlas Corporation
Series D, 7.95%, Perpetual	35,499	$888,895
Series H, 7.88%, Perpetual	62,899	1,566,185
Babcock & Wilcox Enterprises, Inc.
6.50%, 12/31/2026	42,219	920,374
8.13%, 02/28/2026	53,809	1,284,959
FTAI Aviation, Ltd., Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	29,265	769,377
Global Ship Lease, Inc. 8.75%, Perpetual	30,380	800,209
Steel Partners Holdings LP Series A, 6.00%, 02/07/2026	43,629	1,068,911
Triton International, Ltd.
6.88%, Perpetual	41,816	1,018,220
7.38%, Perpetual	48,780	1,197,549
8.00%, Perpetual	40,073	1,017,453
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	150,098	3,902,548
		14,434,680
Information Technology - 0.2%
Synchronoss Technologies, Inc. 8.38%, 06/30/2026	33,839	829,056
Real Estate - 3.1%
American Homes 4 Rent
Series G, 5.88%, Perpetual	32,058	793,756
Series H, 6.25%, Perpetual	32,058	811,388
Armada Hoffler Properties, Inc., Series A, 6.75%, Perpetual	47,690	1,152,667
DiamondRock Hospitality Company 8.25%, Perpetual	33,173	860,839
Digital Realty Trust, Inc. Series K, 5.85%, Perpetual	58,543	1,468,258
Public Storage
Series F, 5.15%, Perpetual	78,057	1,900,688
Series G, 5.05%, Perpetual	83,624	2,017,011
Series H, 5.60%, Perpetual	79,447	1,987,764
Regency Centers Corporation
Series A, 6.25%, Perpetual	32,058	803,053
Series B, 5.88%, Perpetual	32,058	783,177
SITE Centers Corporation, Series A, 6.38%, Perpetual	46,654	1,171,482
		13,750,083
Utilities - 10.1%
Algonquin Power & Utilities Corporation, Series 19-A, 8.86% (3 mo. LIBOR US + 4.01%), 07/01/2079(a)	97,565	2,506,445
CMS Energy Corporation
5.63%, 03/15/2078	55,750	1,369,778
5.88%, 10/15/2078	78,057	1,916,299
5.88%, 03/01/2079	175,615	4,330,666

The accompanying notes are an integral part of these financial statements.

5

AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Utilities - (Continued)
Duke Energy Corporation
5.63%, 09/15/2078	139,380	$3,480,319
Series A, 5.75%, Perpetual	278,771	7,013,878
Entergy New Orleans, LLC, 5.50%, 04/01/2066	30,662	739,567
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 03/01/2079	191,674	4,788,017
SCE Trust III, Series H, 7.82% (3 mo. Term SOFR + 3.25%), Perpetual	76,660	1,941,798
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual	90,595	2,228,637
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual	83,624	2,069,694
Sempra, 5.75%, 07/01/2079	211,170	5,241,239
Southern Company, 5.25%, 12/01/2077	125,440	3,006,797
Spire, Inc., Series A, 5.90%, Perpetual	69,690	1,733,887
Tennessee Valley Authority
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	58,082	1,298,133
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	71,490	1,626,397
		45,291,551
TOTAL PREFERRED STOCKS
(Cost $435,565,210)		448,006,966
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Invesco Government & Agency Portfolio - Institutional Class - 4.77%(e)	4,371,007	4,371,007
TOTAL SHORT-TERM INVESTMENTS (Cost $4,371,007)		4,371,007
TOTAL INVESTMENTS - 100.8% (Cost $439,936,217)		$452,377,973
Liabilities in Excess of Other Assets - (0.8)%		(3,525,824)
TOTAL NET ASSETS - 100.0%		$448,852,149

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in the Notes to Financial Statements.

(c)	Affiliated Security. See Note 5 in the Notes to Financial Statements.
(d)	Variable rate security. Rate disclosed is the rate in effect as of October 31, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

AAM S&P 500 HIGH DIVIDEND VALUE ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 9.5%
AT&T, Inc.	56,140	$1,265,396
Comcast Corporation - Class A	28,239	1,233,197
Interpublic Group of Companies., Inc.	36,236	1,065,338
Omnicom Group, Inc.	11,853	1,197,153
Verizon Communications, Inc.	27,010	1,137,931
		5,899,015
Consumer Discretionary - 8.5%
Best Buy Company, Inc.	12,263	1,108,943
Ford Motor Company	78,417	806,911
Hasbro, Inc.	18,102	1,188,034
LKQ Corporation	24,089	886,234
Tapestry, Inc.	26,993	1,280,818
		5,270,940
Consumer Staples - 8.6%
Altria Group, Inc.	21,765	1,185,322
Archer-Daniels-Midland Company	17,102	944,201
Conagra Brands, Inc.	35,885	1,038,512
Kraft Heinz Company	32,421	1,084,807
Molson Coors Beverage Company - Class B	20,076	1,093,540
		5,346,382
Energy - 8.7%
APA Corporation	35,385	835,086
Chevron Corporation	6,909	1,028,197
Kinder Morgan, Inc.	51,110	1,252,706
Valero Energy Corporation	7,200	934,272
Williams Companies., Inc.	25,315	1,325,747
		5,376,008
Financials - 9.1%
Huntington Bancshares, Inc.	71,814	1,119,580
Invesco, Ltd.	64,623	1,120,563
KeyCorp	68,122	1,175,105
Truist Financial Corporation	24,569	1,057,695
US Bancorp	23,934	1,156,252
		5,629,195
Health Care - 9.6%
AbbVie, Inc.	6,081	1,239,734
Bristol-Myers Squibb Company	24,085	1,343,220
CVS Health Corporation	18,303	1,033,387
Gilead Sciences, Inc.	14,638	1,300,147
Viatris, Inc.	91,580	1,062,328
		5,978,816
Industrials - 9.9%
3M Company	10,418	1,338,400
Cummins, Inc.	3,820	1,256,704
Snap-on, Inc.	3,982	1,314,578
Stanley Black & Decker, Inc.	12,404	1,152,828
United Parcel Service, Inc. - Class B	8,338	1,117,792
		6,180,302

	Shares	Value
Information Technology - 8.6%
Cisco Systems, Inc.	22,961	$1,257,574
Hewlett Packard Enterprise Company	53,440	1,041,546
HP, Inc.	28,331	1,006,317
International Business Machines Corporation	5,846	1,208,485
Skyworks Solutions, Inc.	9,428	825,704
		5,339,626
Materials - 9.1%
Amcor PLC	106,712	1,187,705
CF Industries Holdings, Inc.	15,048	1,237,397
Dow, Inc.	20,096	992,341
International Paper Company	23,234	1,290,416
LyondellBasell Industries NV - Class A	11,246	976,715
		5,684,574
Real Estate - 9.3%
Alexandria Real Estate Equities, Inc.	9,270	1,034,069
BXP, Inc.	16,049	1,292,908
Healthpeak Properties, Inc.	51,814	1,163,224
Host Hotels & Resorts, Inc.	62,367	1,075,207
Simon Property Group, Inc.	7,150	1,209,208
		5,774,616
Utilities - 8.9%
NextEra Energy, Inc.	14,209	1,126,063
NRG Energy, Inc.	14,498	1,310,619
Vistra Corporation	14,820	1,851,907
WEC Energy Group, Inc.	12,872	1,229,662
		5,518,251
TOTAL COMMON STOCKS (Cost $57,469,058)		61,997,725
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class - 4.77%(a)	200,516	200,516
TOTAL SHORT-TERM INVESTMENTS (Cost $200,516)		200,516
TOTAL INVESTMENTS - 100.1% (Cost $57,669,574)		$62,198,241
Liabilities in Excess of Other Assets - (0.1)%		(82,077)
TOTAL NET ASSETS - 100.0%		$62,116,164

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	The rate shown represents the 7-day effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

7

AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 10.0%
Alphabet, Inc. - Class A	576	$98,559
Comcast Corporation - Class A	736	32,141
Meta Platforms, Inc. - Class A	43	24,406
		155,106
Consumer Discretionary - 14.6%
Amazon.com, Inc.(a)	512	95,437
AutoZone, Inc.(a)	8	24,072
Home Depot, Inc.	80	31,500
McDonald’s Corporation	128	37,390
NIKE, Inc. - Class B	192	14,809
TJX Companies, Inc.	216	24,414
		227,622
Consumer Staples - 3.6%
Costco Wholesale Corporation	24	20,980
PepsiCo, Inc.	208	34,545
		55,525
Financials - 8.2%
Cboe Global Markets, Inc.	80	17,086
Marsh & McLennan Companies, Inc.	96	20,951
Mastercard, Inc. - Class A	72	35,971
S&P Global, Inc.	48	23,057
Visa, Inc. - Class A	104	30,144
		127,209
Health Care - 14.1%
Abbott Laboratories	184	20,860
AbbVie, Inc.	129	26,299
Amgen, Inc.	50	16,008
Danaher Corporation	56	13,757
Eli Lilly & Company	40	33,190
IQVIA Holdings, Inc.(a)	128	26,345
Johnson & Johnson	112	17,904
UnitedHealth Group, Inc.	65	36,693
Zoetis, Inc.	160	28,605
		219,661
Industrials - 9.8%
AMETEK, Inc.	176	32,268
Copart, Inc.(a)	328	16,882
HEICO Corporation	88	21,556
Leidos Holdings, Inc.	136	24,910
Otis Worldwide Corporation	194	19,051
Republic Services, Inc.	82	16,236
Union Pacific Corporation	96	22,279
		153,182

	Shares	Value
Information Technology - 39.1%(b)
Adobe, Inc.(a)	65	$31,075
Akamai Technologies, Inc.(a)	329	33,255
Apple, Inc.	480	108,437
Applied Materials, Inc.	216	39,221
Autodesk, Inc.(a)	104	29,515
Broadcom, Inc.	379	64,343
Cisco Systems, Inc.	568	31,109
Microsoft Corporation	320	130,032
NVIDIA Corporation	563	74,744
Oracle Corporation	208	34,911
ServiceNow, Inc.(a)	34	31,722
		608,364
TOTAL COMMON STOCKS (Cost $1,508,220)		1,546,669
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Government & Agency Portfolio - Institutional Class - 4.77%(c)	8,173	8,173
TOTAL SHORT-TERM INVESTMENTS (Cost $8,173)		8,173
TOTAL INVESTMENTS - 99.9% (Cost $1,516,393)		$1,554,842
Other Assets in Excess of Liabilities - 0.1%		2,060
TOTAL NET ASSETS - 100.0%		$1,556,902

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to the Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

8

AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 6.9%
Acushnet Holdings Corporation	65	$3,985
Group 1 Automotive, Inc.	44	16,030
M/I Homes, Inc.(a)	76	11,521
Red Rock Resorts, Inc. - Class A	148	7,616
Texas Roadhouse, Inc.	70	13,378
		52,530
Energy - 3.8%
Archrock, Inc.	996	19,940
Permian Resources Corporation	649	8,846
		28,786
Financials - 9.9%
Bread Financial Holdings, Inc.	142	7,079
Donnelley Financial Solutions, Inc.(a)	76	4,434
FirstCash Holdings, Inc.	67	6,933
Kinsale Capital Group, Inc.	29	12,415
NMI Holdings, Inc.(a)	215	8,316
Oscar Health, Inc. - Class A(a)	429	7,207
Skyward Specialty Insurance Group, Inc.(a)	104	4,598
StoneX Group, Inc.(a)	202	18,188
Tiptree, Inc.	339	6,919
		76,089
Health Care - 30.2%(b)
ADMA Biologics, Inc.(a)	1,629	26,569
Amphastar Pharmaceuticals, Inc.(a)	88	4,447
Artivion, Inc.(a)	465	12,243
Astrana Health, Inc.(a)	234	12,585
Catalyst Pharmaceuticals, Inc.(a)	219	4,774
CorVel Corporation(a)	64	19,060
Ensign Group, Inc.	144	22,319
Harmony Biosciences Holdings, Inc.(a)	240	7,711
Integer Holdings Corporation(a)	149	18,513
iRadimed Corporation	240	11,825
Krystal Biotech, Inc.(a)	19	3,278
LeMaitre Vascular, Inc.	180	15,910
Medpace Holdings, Inc.(a)	50	15,711
Merit Medical Systems, Inc.(a)	90	8,879
National HealthCare Corporation	49	5,685
RadNet, Inc.(a)	299	19,447
UFP Technologies, Inc.(a)	68	18,156
Vericel Corporation(a)	81	3,567
		230,679
Industrials - 31.3%(b)
Allison Transmission Holdings, Inc.	127	13,571
Apogee Enterprises, Inc.	60	4,490
Applied Industrial Technologies, Inc.	52	12,043
Arcosa, Inc.	51	4,776
Brink’s Company	58	5,962
CBIZ, Inc.(a)	287	19,783
Comfort Systems USA, Inc.	55	21,507
Construction Partners, Inc. - Class A(a)	56	4,409

	Shares	Value
CSW Industrials, Inc.	39	$13,771
Curtiss-Wright Corporation	20	6,899
Enerpac Tool Group Corporation	176	7,765
Federal Signal Corporation	80	6,526
Franklin Electric Company, Inc.	57	5,455
Huron Consulting Group, Inc.(a)	93	10,763
ICF International, Inc.	40	6,744
Leonardo DRS, Inc.(a)	269	8,089
Mueller Industries, Inc.	291	23,853
Mueller Water Products, Inc. - Class A	256	5,527
Rush Enterprises, Inc. - Class A	72	4,074
Simpson Manufacturing Company, Inc.	37	6,652
Sterling Infrastructure, Inc.(a)	170	26,257
Transcat, Inc.(a)	44	4,205
Verra Mobility Corporation(a)	630	16,361
		239,482
Information Technology - 16.9%
Advanced Energy Industries, Inc.	71	7,706
AvePoint, Inc.(a)	691	8,389
Box, Inc. - Class A(a)	145	4,605
CommVault Systems, Inc.(a)	133	20,773
ePlus, Inc.(a)	110	9,785
Hackett Group, Inc.	203	4,937
Insight Enterprises, Inc.(a)	28	4,898
InterDigital, Inc.	52	7,823
Progress Software Corporation	265	16,984
Red Violet, Inc.(a)	277	8,332
SPS Commerce, Inc.(a)	84	13,860
Varonis Systems, Inc.(a)	417	21,004
		129,096
Materials - 0.7%
Eagle Materials, Inc.	20	5,709
TOTAL COMMON STOCKS (Cost $748,799)		762,371
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class - 4.77%(c)	2,629	2,629
TOTAL SHORT-TERM INVESTMENTS (Cost $2,629)		2,629
TOTAL INVESTMENTS - 100.0% (Cost $751,428)		$765,000
Liabilities in Excess of Other Assets - (0.0)%(d)		(300)
TOTAL NET ASSETS - 100.0%		$764,700

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

9

AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2024(Continued)
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to the Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(d)	Represents less than 0.05% of net assets.
The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

10

AAM TRANSFORMERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.8%
Alphabet, Inc. - Class A	2,582	$441,806
Bilibili, Inc. - ADR(a)	8,373	185,211
Kanzhun, Ltd. - ADR	10,151	147,697
Meta Platforms, Inc. - Class A	779	442,145
Nintendo Company, Ltd. - ADR	18,275	241,595
Pinterest, Inc. - Class A(a)	9,233	293,517
Reddit, Inc. - Class A(a)	2,200	262,460
ROBLOX Corporation - Class A(a)	6,192	320,250
Sea, Ltd. - ADR(a)	3,150	296,258
Snap, Inc. - Class A(a)	14,526	176,636
Take-Two Interactive Software, Inc.(a)	1,725	278,967
		3,086,542
Consumer Discretionary - 9.9%
Airbnb, Inc. - Class A(a)	2,388	321,879
Amazon.com, Inc.(a)	2,274	423,874
BYD Company, Ltd. - ADR	4,062	295,511
Coupang, Inc.(a)	12,279	316,675
DoorDash, Inc. - Class A(a)	2,186	342,546
Global-e Online, Ltd.(a)	3,864	148,532
Li Auto, Inc. - ADR(a)	6,912	172,869
Meituan - ADR(a)	8,158	385,873
MercadoLibre, Inc.(a)	123	250,573
Mobileye Global, Inc. - Class A(a)	10,977	149,397
NIO, Inc. - ADR(a)	25,216	128,602
PDD Holdings, Inc. - ADR(a)	2,632	317,393
Rivian Automotive, Inc. - Class A(a)	9,451	95,455
Tesla, Inc.(a)	1,832	457,725
Trip.com Group, Ltd. - ADR(a)	5,111	329,148
XPeng, Inc. - ADR(a)	14,832	166,563
ZEEKR Intelligent Technology Holding, Ltd. - ADR(a)	8,263	207,484
		4,510,099
Financials - 7.1%
Adyen NV - ADR(a)	17,537	268,316
Affirm Holdings, Inc.(a)	3,258	142,863
Block, Inc.(a)	4,410	318,931
Corpay, Inc.(a)	891	293,781
Dlocal, Ltd.(a)	14,981	131,084
EVERTEC, Inc.	3,999	131,007
Flywire Corporation(a)	7,166	124,832
Marqeta, Inc. - Class A(a)	25,465	144,132
Mastercard, Inc. - Class A	818	408,665
Pagseguro Digital, Ltd. - Class A(a)	13,481	108,387
Paymentus Holdings, Inc. - Class A(a)	6,306	155,191
Remitly Global, Inc.(a)	9,303	167,268
Shift4 Payments, Inc. - Class A(a)	1,652	149,407
StoneCo, Ltd. - Class A(a)	11,173	124,020
Toast, Inc. - Class A(a)	5,375	161,411
Visa, Inc. - Class A	1,381	400,283
		3,229,578

	Shares	Value
Industrials - 19.7%
ABB, Ltd. - ADR	4,526	$250,876
AeroVironment, Inc.(a)	696	149,612
Airbus SE - ADR	6,856	260,871
Albany International Corporation - Class A	1,477	100,318
AMETEK, Inc.	1,651	302,694
Axon Enterprise, Inc.(a)	762	322,707
BAE Systems PLC - ADR	3,573	230,280
Bloom Energy Corporation - Class A(a)	12,566	120,634
Boeing Company(a)	1,714	255,917
Chart Industries, Inc.(a)	1,120	135,206
Donaldson Company, Inc.	1,792	131,103
Eaton Corporation PLC	1,367	453,270
Embraer SA - ADR(a)	3,747	125,599
Emerson Electric Company	2,752	297,959
EnerSys	1,299	125,821
ExlService Holdings, Inc.(a)	3,523	146,803
Fluence Energy, Inc.(a)	6,813	148,183
Fortive Corporation	3,861	275,791
GE Vernova, Inc.(a)	1,375	414,783
Generac Holdings, Inc.(a)	896	148,333
Grab Holdings, Ltd. - Class A(a)	38,530	157,202
HEICO Corporation	1,083	265,281
Howmet Aerospace, Inc.	2,953	294,473
Hubbell, Inc.	337	143,909
ITT, Inc.	969	135,776
Lyft, Inc. - Class A(a)	11,307	146,652
Mitsubishi Electric Corporation - ADR	7,853	271,321
Mitsubishi Heavy Industries, Ltd. - ADR(a)	9,775	279,663
MTU Aero Engines AG - ADR	854	139,783
Nordson Corporation	512	126,920
nVent Electric PLC	2,053	153,092
Rheinmetall AG - ADR	1,131	116,425
Rocket Lab USA, Inc.(a)	21,534	230,414
Rolls-Royce Holdings PLC - ADR(a)	40,175	284,037
Safran SA - ADR	4,568	258,366
Schneider Electric SE - ADR	5,121	264,704
SMC Corporation - ADR	6,185	132,483
Spirit AeroSystems Holdings, Inc. - Class A(a)	3,805	123,168
Sunrun, Inc.(a)	6,893	99,604
Symbotic, Inc.(a)	6,958	193,363
TransDigm Group, Inc.	209	272,181
Uber Technologies, Inc.(a)	5,601	403,552
Woodward, Inc.	784	128,647
		9,017,776
Information Technology - 54.2%(b)
Accenture PLC - Class A	715	246,546
Adobe, Inc.(a)	685	327,485
Advanced Energy Industries, Inc.	1,333	144,670
Advanced Micro Devices, Inc.(a)	2,901	417,947
Advantest Corporation - ADR	6,215	359,103
Agilysys, Inc.(a)	1,212	121,248

The accompanying notes are an integral part of these financial statements.

11

AAM TRANSFORMERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Alkami Technology, Inc.(a)	4,265	$156,142
Allegro MicroSystems, Inc.(a)	5,878	122,497
Ambarella, Inc.(a)	2,404	135,081
Amphenol Corporation - Class A	4,512	302,394
Appfolio, Inc. - Class A(a)	562	116,823
Apple, Inc.	1,748	394,891
AppLovin Corpoation - Class A(a)	3,199	541,879
Arista Networks, Inc.(a)	860	332,338
ARM Holdings PLC - ADR(a)	2,073	292,915
ASE Technology Holding Company, Ltd. - ADR	14,160	135,370
ASML Holding NV	326	219,251
Astera Labs, Inc.(a)	3,126	219,320
Atlassian Corporation - Class A(a)	1,507	284,130
Autodesk, Inc.(a)	1,079	306,220
AvePoint, Inc.(a)	10,901	132,338
Badger Meter, Inc.	656	131,233
BILL Holdings, Inc.(a)	2,272	132,594
Braze, Inc. - Class A(a)	3,516	110,613
Broadcom, Inc.	2,845	482,996
C3.ai, Inc. - Class A(a)	5,870	144,578
Cadence Design Systems, Inc.(a)	1,091	301,247
Camtek, Ltd.	1,625	129,285
Cellebrite DI, Ltd.(a)	7,747	140,608
Cleanspark, Inc.(a)	15,454	163,967
Clearwater Analytics Holdings, Inc. - Class A(a)	5,252	137,130
Cloudflare, Inc. - Class A(a)	3,587	314,616
Cognex Corporation	3,271	131,592
Coherent Corporation(a)	1,825	168,703
Confluent, Inc. - Class A(a)	6,379	166,938
Core Scientific, Inc.(a)	13,409	178,206
Credo Technology Group Holding Ltd.(a)	5,128	193,326
Crowdstrike Holdings, Inc. - Class A(a)	1,107	328,635
CyberArk Software, Ltd.(a)	478	132,177
Datadog, Inc. - Class A(a)	2,519	315,983
Disco Corporation - ADR	5,436	155,361
Dynatrace, Inc.(a)	2,492	134,070
Entegris, Inc.	1,166	122,092
Fair Isaac Corporation(a)	156	310,925
First Solar, Inc.(a)	1,295	251,852
FormFactor, Inc.(a)	2,985	113,370
Fortinet, Inc.(a)	3,595	282,783
GDS Holdings, Ltd. - ADR(a)	7,351	161,060
Gitlab, Inc. - Class A(a)	2,355	126,581
GLOBALFOUNDRIES, Inc.(a)	6,730	245,645
Globant SA(a)	649	136,219
HashiCorp, Inc. - Class A(a)	3,716	125,824
HubSpot, Inc.(a)	549	304,580
Impinj, Inc.(a)	798	151,612
International Business Machines Corporation	1,941	401,244

	Shares	Value
Intuit, Inc.	627	$382,658
IPG Photonics Corporation(a)	1,989	161,029
JFrog, Ltd.(a)	4,626	134,987
KLA Corporation	384	255,832
Klaviyo, Inc. - Class A(a)	4,221	160,525
Lam Research Corporation	3,718	276,433
Lasertec Corporation - ADR	4,019	110,402
Life360, Inc.(a)	3,334	142,929
Lumentum Holdings, Inc.(a)	2,400	153,288
MACOM Technology Solutions Holdings, Inc.(a)	1,307	146,907
MARA Holdings, Inc.(a)	9,354	156,867
Marvell Technology, Inc.	4,084	327,169
Micron Technology, Inc.	3,127	311,606
Microsoft Corporation	970	394,159
Monday.com, Ltd.(a)	526	154,576
MongoDB, Inc.(a)	958	259,043
Monolithic Power Systems, Inc.	335	254,365
Nova, Ltd.(a)	641	118,777
Nutanix, Inc. - Class A(a)	2,081	129,230
NVIDIA Corporation	3,790	503,160
Onto Innovation, Inc.(a)	705	139,823
Oracle Corporation	2,748	461,224
Palo Alto Networks, Inc.(a)	1,160	417,983
Power Integrations, Inc.	2,148	129,804
Procore Technologies, Inc.(a)	2,305	151,323
PTC, Inc.(a)	760	140,851
Rambus, Inc.(a)	3,305	158,045
Renesas Electronics Corporation - ADR	17,680	119,870
Rubrik, Inc. - Class A(a)	4,070	167,928
Salesforce, Inc.	1,597	465,318
Samsara, Inc. - Class A(a)	6,137	293,287
SAP SE - ADR	1,150	268,686
Seagate Technology Holdings PLC	2,759	276,921
Semtech Corporation(a)	3,165	139,861
SentinelOne, Inc. - Class A(a)	5,681	146,513
ServiceNow, Inc.(a)	468	436,639
Shopify, Inc. - Class A(a)	3,630	283,902
Silicon Laboratories, Inc.(a)	1,185	123,074
SiTime Corporation(a)	958	161,912
Smartsheet, Inc. - Class A(a)	2,393	135,013
Snowflake, Inc. - Class A(a)	2,488	285,672
SPS Commerce, Inc.(a)	673	111,045
Super Micro Computer, Inc.(a)	6,990	203,479
Synaptics, Inc.(a)	1,751	120,241
Synopsys, Inc.(a)	588	302,003
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,552	295,718
Teradyne, Inc.	1,032	109,609
Texas Instruments, Inc.	1,974	401,038
Tokyo Electron, Ltd. - ADR	3,300	245,751
Tyler Technologies, Inc.(a)	465	281,599
United Microelectronics Corporation - ADR	15,289	104,577
Universal Display Corporation	678	122,257

The accompanying notes are an integral part of these financial statements.

12

AAM TRANSFORMERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Vertex, Inc. - Class A(a)	3,547	$147,236
Workday, Inc. - Class A(a)	1,061	248,115
Zeta Global Holdings Corporation - Class A(a)	4,990	138,123
Zscaler, Inc.(a)	1,738	314,213
		24,718,828
Utilities - 2.2%
AES Corporation	7,720	127,303
Atlantica Sustainable Infrastructure PLC	5,793	127,793
Ormat Technologies, Inc.	1,718	135,756
Talen Energy Corporation(a)	874	158,509
Vistra Corporation	3,702	462,602
		1,011,963
TOTAL COMMON STOCKS (Cost $39,857,161)		45,574,786
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class - 4.77%(c)	66,530	66,530
TOTAL SHORT-TERM INVESTMENTS (Cost $66,530)		66,530
TOTAL INVESTMENTS - 100.0% (Cost $39,923,691)		$45,641,316
Liabilities in Excess of Other Assets - (0.0)%(d)		(9,490)
TOTAL NET ASSETS - 100.0%		$45,631,826

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

13

AAM ETFs
Statements of Assets and Liabilities
October 31, 2024

	AAM Brentview Dividend Growth ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 976,823	$ 451,623,701	$ 62,198,241
Investments in affiliated securities, at value	—	754,272	—
Dividends receivable	510	914,497	121,524
Interest receivable	28	6,030	579
Dividend tax reclaims receivable	19	—	—
Receivable for investments sold	—	19,674,525	—
Receivable for fund shares sold	—	2,966,835	—
Total assets	977,380	475,939,860	62,320,344
LIABILITIES:
Distributions payable	1,000	2,112,500	64,000
Payable to adviser	350	166,081	15,458
Payable for investments purchased	—	24,809,130	124,722
Total liabilities	1,350	27,087,711	204,180
NET ASSETS	$ 976,030	$ 448,852,149	$ 62,116,164
Net Assets Consists of:
Paid-in capital	$ 951,294	$477,093,144	$65,234,632
Total distributable earnings/(accumulated losses)	24,736	(28,240,995)	(3,118,468)
Total net assets	$ 976,030	$ 448,852,149	$ 62,116,164
Net assets	$ 976,030	$ 448,852,149	$ 62,116,164
Shares issued and outstanding	50,000	21,325,000	1,875,000
Net asset value per share	$ 19.52	$ 21.05	$ 33.13
Cost:
Investments in unaffiliated securities, at cost	$ 951,481	$ 439,196,031	$ 57,669,574
Investments in affiliated securities, at cost	$—	$ 740,186	$—

The accompanying notes are an integral part of these financial statements.

14

AAM ETFs
Statements of Assets and Liabilities
October 31, 2024(Continued)

	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF	AAM Transformers ETF
ASSETS:
Investments, at value	$ 1,554,842	$ 765,000	$ 45,641,316
Receivable for fund shares sold	194,613	—	—
Dividends receivable	424	54	8,211
Interest receivable	30	10	222
Dividend tax reclaims receivable	—	—	1,063
Total assets	1,749,909	765,064	45,650,812
LIABILITIES:
Payable for investments purchased	192,451	—	—
Payable to adviser	556	364	18,986
Total liabilities	193,007	364	18,986
NET ASSETS	$ 1,556,902	$ 764,700	$ 45,631,826
Net Assets Consists of:
Paid-in capital	$ 1,518,306	$ 758,000	$43,528,819
Total distributable earnings	38,596	6,700	2,103,007
Total net assets	$ 1,556,902	$ 764,700	$ 45,631,826
Net assets	$ 1,556,902	$ 764,700	$ 45,631,826
Shares issued and outstanding	80,000	40,000	1,300,000
Net asset value per share	$ 19.46	$ 19.12	$ 35.10
Cost:
Investments, at cost	$ 1,516,393	$ 751,428	$ 39,923,691

The accompanying notes are an integral part of these financial statements.

15

AAM ETFs
Statements of Operations
For the Year/Period Ended October 31, 2024

	AAM Brentview Dividend Growth ETF(a)	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$ 3,572	$19,874,010	$ 2,498,498
Dividend income from affiliated securities	—	28,806	—
Less: Dividend withholding taxes	—	(2,635)	—
Less: Issuance fees	—	(409)	—
Interest income	107	162,335	5,867
Total investment income	3,679	20,062,107	2,504,365
EXPENSES:
Investment advisory fee	977	1,335,233	176,419
Total expenses	977	1,335,233	176,419
NET INVESTMENT INCOME	2,702	18,726,874	2,327,946
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments in unaffiliated securities	(708)	(8,971,528)	(2,410,013)
Investments in affiliated securities	—	(8,859)	—
In-kind redemptions in unaffiliated securities	—	340,814	3,016,736
In-kind redemptions in affiliated securities	—	250	—
Net realized gain/(loss)	(708)	(8,639,323)	606,723
Net change in unrealized appreciation on:
Investments in unaffiliated securities	25,342	21,540,965	14,463,600
Investments in affiliated securities	—	22,416	—
Net change in unrealized appreciation	25,342	21,563,381	14,463,600
Net realized and unrealized gain	24,634	12,924,058	15,070,323
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 27,336	$ 31,650,932	$ 17,398,269

(a)	Inception date of the Fund was July 30, 2024.
The accompanying notes are an integral part of these financial statements.

16

AAM ETFs
Statements of Operations
For the Year/Period Ended October 31, 2024(Continued)

	AAM Sawgrass U.S. Large Cap Quality Growth ETF(a)	AAM Sawgrass U.S. Small Cap Quality Growth ETF(a)	AAM Transformers ETF
INVESTMENT INCOME:
Dividend income	$ 2,307	$ 1,095	$ 172,008
Less: Dividend withholding taxes	—	—	(9,081)
Less: Issuance fees	—	—	(6,833)
Interest income	68	40	1,897
Total investment income	2,375	1,135	157,991
EXPENSES:
Investment advisory fee	1,303	1,055	177,254
Total expenses	1,303	1,055	177,254
NET INVESTMENT INCOME/(LOSS)	1,072	80	(19,263)
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(925)	(6,952)	(2,538,779)
In-kind redemptions	—	—	5,293,055
Net realized gain/(loss)	(925)	(6,952)	2,754,276
Net change in unrealized appreciation on:
Investments	38,449	13,572	6,691,296
Net change in unrealized appreciation	38,449	13,572	6,691,296
Net realized and unrealized gain	37,524	6,620	9,445,572
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 38,596	$ 6,700	$ 9,426,309

(a)	Inception date of the Fund was July 30, 2024.
The accompanying notes are an integral part of these financial statements.

17

AAM ETFs
Statements of Changes in Net Assets

	AAM Brentview Dividend Growth ETF	AAM Low Duration Preferred and Income Securities ETF
	Period Ended October 31, 2024(a)	Year Ended October 31,
		2024	2023
OPERATIONS:
Net investment income	$ 2,702	$ 18,726,874	$ 13,141,023
Net realized loss	(708)	(8,639,323)	(14,528,238)
Net change in unrealized appreciation	25,342	21,563,381	5,978,424
Net increase in net assets from operations	27,336	31,650,932	4,591,209
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,600)	(21,136,371)	(12,430,912)
Return of capital	—	(947,809)	—
Total distributions to shareholders	(2,600)	(22,084,180)	(12,430,912)
CAPITAL TRANSACTIONS:
Subscriptions	951,294	246,386,207	75,194,940
Redemptions	—	(4,205,373)	(27,614,775)
ETF transaction fees (See Note 7)	—	—	43
Net increase in net assets from capital transactions	951,294	242,180,834	47,580,208
Net increase in net assets	976,030	251,747,586	39,740,505
NET ASSETS:
Beginning of the period	—	197,104,563	157,364,058
End of the period	$976,030	$ 448,852,149	$ 197,104,563
SHARES TRANSACTIONS
Subscriptions	50,000	11,700,000	3,550,000
Redemptions	—	(200,000)	(1,325,000)
Total increase in shares outstanding	50,000	11,500,000	2,225,000

(a)	Inception date of the Fund was July 30, 2024.
The accompanying notes are an integral part of these financial statements.

18

AAM ETFs
Statements of Changes in Net Assets(Continued)

	AAM S&P 500 High Dividend Value ETF
	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income	$ 2,327,946	$ 2,887,380
Net realized gain/(loss)	606,723	(1,034,848)
Net change in unrealized appreciation/(depreciation)	14,463,600	(5,798,167)
Net increase/(decrease) in net assets from operations	17,398,269	(3,945,635)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,316,011)	(2,853,002)
Total distributions to shareholders	(2,316,011)	(2,853,002)
CAPITAL TRANSACTIONS:
Subscriptions	12,698,162	32,940,323
Redemptions	(26,507,245)	(32,867,002)
Net increase (decrease) in net assets from capital transactions	(13,809,083)	73,321
NET INCREASE (DECREASE) IN NET ASSETS	1,273,175	(6,725,316)
NET ASSETS:
Beginning of the year	60,842,989	67,568,305
End of the year	$ 62,116,164	$ 60,842,989
SHARES TRANSACTIONS
Subscriptions	400,000	1,125,000
Redemptions	(875,000)	(1,150,000)
Total decrease in shares outstanding	(475,000)	(25,000)

The accompanying notes are an integral part of these financial statements.

19

AAM ETFs
Statements of Changes in Net Assets(Continued)

	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income	$ 1,072	$ 80
Net realized loss	(925)	(6,952)
Net change in unrealized appreciation	38,449	13,572
Net increase in net assets from operations	38,596	6,700
CAPITAL TRANSACTIONS:
Subscriptions	1,518,306	758,000
Net increase in net assets from capital transactions	1,518,306	758,000
NET INCREASE IN NET ASSETS	1,556,902	764,700
NET ASSETS:
Beginning of the period	—	—
End of the period	$ 1,556,902	$ 764,700
SHARES TRANSACTIONS
Subscriptions	80,000	40,000
Total increase in shares outstanding	80,000	40,000

(a)	Inception date of the Fund was July 30, 2024.
The accompanying notes are an integral part of these financial statements.

20

AAM ETFs
Statements of Changes in Net Assets(Continued)

	AAM Transformers ETF
	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment loss	$(19,263)	$ (30,218)
Net realized gain	2,754,276	643,336
Net change in unrealized appreciation/(depreciation)	6,691,296	(410,859)
Net increase in net assets from operations	9,426,309	202,259
CAPITAL TRANSACTIONS:
Subscriptions	33,857,425	25,419,608
Redemptions	(17,882,508)	(8,768,020)
ETF transaction fees (See Note 7)	—	2
Net increase in net assets from capital transactions	15,974,917	16,651,590
NET INCREASE IN NET ASSETS	25,401,226	16,853,849
NET ASSETS:
Beginning of the year	20,230,600	3,376,751
End of the year	$45,631,826	$20,230,600
SHARES TRANSACTIONS
Subscriptions	1,050,000	975,000
Redemptions	(550,000)	(325,000)
Total increase in shares outstanding	500,000	650,000

The accompanying notes are an integral part of these financial statements.

21

AAM BRENTVIEW DIVIDEND GROWTH ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain on investments(f)	0.74
Total from investment operations	0.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$19.52
Total return(c)	4.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$976
Ratio of expenses to average net assets(d)	0.49%
Ratio of net investment income to average net assets(d)	1.36%
Portfolio turnover rate(c)(e)	2%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

22

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,				Period Ended October 31, 2020(a)
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.06	$20.71	$25.23	$24.07	$24.97
INVESTMENT OPERATIONS:
Net investment income(b)	1.33	1.43	1.18	1.05	1.17
Net realized and unrealized gain (loss) on investments(g)	1.23	(0.74)	(4.56)	1.35	(0.98)
Total from investment operations	2.56	0.69	(3.38)	2.40	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	(1.50)	(1.34)	(1.14)	(1.24)	(1.10)
Return of capital	(0.07)	—	—	—	—
Total distributions	(1.57)	(1.34)	(1.14)	(1.24)	(1.10)
ETF transaction fees per share	—	0.00(d)	—	0.00(d)	0.01
Net asset value, end of period	$21.05	$20.06	$20.71	$25.23	$24.07
Total return(c)	13.07%	3.30%	−13.72%	10.08%	0.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$448,852	$197,105	$157,364	$95,232	$3,611
Ratio of expenses to average net assets(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets(e)	6.31%	6.83%	5.74%	4.33%	5.15%
Portfolio turnover rate(c)(f)	103%	100%	154%	199%	202%

(a)	Inception date of the Fund was November 19, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

23

AAM S&P 500 HIGH DIVIDEND VALUE ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$25.89	$28.45	$29.90	$21.14	$26.54
INVESTMENT OPERATIONS:
Net investment income(a)	1.16	1.14	1.07	0.91	0.95
Net realized and unrealized gain (loss) on investments(d)	7.24	(2.57)	(1.44)	8.79	(5.28)
Total from investment operations	8.40	(1.43)	(0.37)	9.70	(4.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.16)	(1.13)	(1.08)	(0.94)	(1.07)
Total distributions	(1.16)	(1.13)	(1.08)	(0.94)	(1.07)
Net asset value, end of year	$33.13	$25.89	$28.45	$29.90	$21.14
Total return	32.92%	−5.29%(b)	−1.37%	46.23%	−16.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$62,116	$60,843	$67,568	$45,600	$23,788
Ratio of expenses to average net assets	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	3.83%	4.02%	3.57%	3.19%	4.06%
Portfolio turnover rate(c)	57%	63%	68%	69%	84%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
The Fund had a trade error during the year resulting in a loss to the Fund of $11,153, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been -5.31% before the reimbursement.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

24

AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments(f)	0.69
Total from investment operations	0.71
Net asset value, end of period	$19.46
Total return(c)	3.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,557
Ratio of expenses to average net assets(d)	0.49%
Ratio of net investment income to average net assets(d)	0.40%
Portfolio turnover rate(c)(e)	8%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

25

AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.95
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain on investments(g)	0.17
Total from investment operations	0.17
Net asset value, end of period	$19.12
Total return(d)	0.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$765
Ratio of expenses to average net assets(e)	0.55%
Ratio of net investment income to average net assets(e)	0.04%
Portfolio turnover rate(d)(f)	12%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

26

AAM TRANSFORMERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,		Period Ended October 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$25.29	$22.51	$24.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments(g)	9.83	2.84	(1.46)
Total from investment operations	9.81	2.78	(1.49)
ETF transaction fees per share	—	0.00(d)	—
Net asset value, end of period	$35.10	$25.29	$22.51
Total return(c)	38.80%	12.33%	-6.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,632	$20,231	$3,377
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of net investment loss to average net assets(e)	(0.05)%	(0.22)%	(0.34)%
Portfolio turnover rate(c)(f)	84%	82%	27%

(a)	Inception date of the Fund was July 11, 2022.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

27

AAM ETFs
Notes to Financial Statements
October 31, 2024
NOTE 1 – ORGANIZATION
AAM Brentview Dividend Growth ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM Brentview Dividend Growth ETF is to seek current dividend income and long-term capital appreciation. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Sawgrass U.S. Large Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM Sawgrass U.S. Small Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM Brentview Dividend Growth ETF	July 30, 2024
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM Sawgrass U.S. Large Cap Quality Growth ETF	July 30, 2024
AAM Sawgrass U.S. Small Cap Quality Growth ETF	July 30, 2024
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is October 31, 2024. The period covered by these Notes to Financial Statements for the AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, and the AAM Transformers ETF is the fiscal period from November 1, 2023 to October 31, 2024 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the AAM Brentview Dividend Growth ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, and the Sawgrass U.S. Small Cap Quality Growth ETF is the fiscal period from July 30, 2024 to October 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on

28

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)
a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

29

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
AAM Brentview Dividend Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$968,399	$—	$—	$968,399
Money Market Funds	8,424	—	—	8,424
Total Investments	$976,823	$—	$—	$976,823

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Low Duration Preferred and Income Securities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$448,006,966	$—	$—	$448,006,966
Money Market Funds	4,371,007	—	—	4,371,007
Total Investments	$452,377,973	$—	$—	$452,377,973

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM S&P 500 High Dividend Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$61,997,725	$—	$—	$61,997,725
Money Market Funds	200,516	—	—	200,516
Total Investments	$62,198,241	$—	$—	$62,198,241

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Sawgrass U.S. Large Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,546,669	$—	$—	$1,546,669
Money Market Funds	8,173	—	—	8,173
Total Investments	$1,554,842	$—	$—	$1,554,842

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Sawgrass U.S. Small Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$762,371	$—	$—	$762,371
Money Market Funds	2,629	—	—	2,629
Total Investments	$765,000	$—	$—	$765,000

Refer to the Schedule of Investments for further disaggregation of investment categories.

30

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)
AAM Transformers ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,574,786	$—	$—	$45,574,786
Money Market Funds	66,530	—	—	66,530
Total Investments	$45,641,316	$—	$—	$45,641,316

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
E.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the

31

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)
respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
F.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds at least annually. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind, distribution in-excess, net operating losses, and trust preferred adjustments. For the year/period ended October 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
AAM Brentview Dividend Growth ETF	$—	$—
AAM Low Duration Preferred and Income Securities ETF	(35,531)	35,531
AAM S&P 500 High Dividend Value ETF	(2,291,236)	2,291,236
AAM Sawgrass U.S. Large Cap Quality Growth ETF	—	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	—	—
AAM Transformers ETF	(5,061,476)	5,061,476

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

32

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser(s): transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Advisory, LLC, doing business as Vident Asset Management, (“Vident”) serves as the sub-adviser for the Funds. Brentview Investment Management, LLC (“Brentview”) serves as a sub-adviser for the AAM Brentview Dividend Growth ETF and is responsible for investment decisions and the day-to-day portfolio management of the Fund, while Vident is responsible for trading portfolio securities for the Fund in accordance with instructions provided by Brentview. Sawgrass Asset Management, LLC (“Sawgrass”) serves as a sub-adviser for the AAM Sawgrass U.S. Large Cap Quality Growth ETF and the AAM Sawgrass U.S. Small Cap Quality Growth ETF and is responsible for investment decisions and the day to-day portfolio management of the Funds, while Vident is responsible for trading portfolio securities for the Funds in accordance with instructions provided by Sawgrass. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Advisers.

AAM Brentview Dividend Growth ETF	0.49%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM S&P 500 High Dividend Value ETF	0.29%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.49%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.55%
AAM Transformers ETF	0.49%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM Brentview Dividend Growth ETF	$22,970	$18,412
AAM Low Duration Preferred and Income Securities ETF	312,215,169	306,421,836
AAM S&P 500 High Dividend Value ETF	34,856,537	35,086,352
AAM Sawgrass U.S. Large Cap Quality Growth ETF	106,076	87,774
AAM Sawgrass U.S. Small Cap Quality Growth ETF	94,886	94,923
AAM Transformers ETF	30,336,371	30,140,223

33

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)
During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds.
During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM Brentview Dividend Growth ETF	$939,225	$—
AAM Low Duration Preferred and Income Securities ETF	237,217,787	4,167,286
AAM S&P 500 High Dividend Value ETF	12,681,993	26,219,718
AAM Sawgrass U.S. Large Cap Quality Growth ETF	1,490,842	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	755,853	—
AAM Transformers ETF	33,546,762	17,816,468

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Crescent Capital BDC, Inc.	AAM Low Duration Preferred and Income Securities ETF
Value at October 31, 2023	$446,940
Purchases at Cost	612,731
Proceeds from Sales	(318,956)
Net Realized Gain (Loss)	(8,859)
Change in Unrealized Appreciation (Depreciation)	22,416
Value at October 31, 2024	754,272
Shares Held at October 31, 2024	31,104
Dividend Income	28,806

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2024 were as follows:

	AAM Brentview Dividend Growth ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF
Tax cost of investments	$951,481	$450,853,372	$58,532,943
Gross tax unrealized appreciation	$48,488	$16,636,138	$6,932,940
Gross tax unrealized depreciation	(23,146)	(15,111,537)	(3,267,642)
Net tax unrealized appreciation (depreciation)	25,342	1,524,601	3,665,298
Undistributed ordinary income	102	—	33,290
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(708)	(29,765,596)	(6,817,056)
Distributable earnings (accumulated losses)	$24,736	$(28,240,995)	$(3,118,468)

34

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)

	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF	AAM Transformers ETF
Tax cost of investments	$1,516,566	$751,428	$40,631,617
Gross tax unrealized appreciation	$63,271	$51,798	$7,641,532
Gross tax unrealized depreciation	(24,995)	(38,226)	(2,631,833)
Net tax unrealized appreciation (depreciation)	38,276	13,572	5,009,699
Undistributed ordinary income	1,072	80	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(752)	(6,952)	(2,906,692)
Distributable earnings (accumulated losses)	$38,596	$6,700	$2,103,007

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and partnerships.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2024, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of October 31, 2024, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM Brentview Dividend Growth ETF	$708	$—
AAM Low Duration Preferred and Income Securities ETF	23,074,166	6,409,447
AAM S&P 500 High Dividend Value ETF	2,317,250	4,499,806
AAM Sawgrass U.S. Large Cap Quality Growth ETF	752	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	6,952	—
AAM Transformers ETF	2,194,585	712,107

During the year/period ended October 31, 2024, the Funds utilized no capital loss carryforward that was available as of October 31, 2023:
The tax character of distributions declared by the Funds during the year/period ended October 31, 2024 and October 31, 2023, were as follows:

	10/31/2024
Fund	Ordinary Income	Return of Capital
AAM Brentview Dividend Growth ETF	$2,600	$—
AAM Low Duration Preferred and Income Securities ETF	21,136,371	947,809
AAM S&P 500 High Dividend Value ETF	2,316,011	—
AAM Sawgrass U.S. Large Cap Quality Growth ETF	—	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	—	—
AAM Transformers ETF	—	—

35

AAM ETFs
Notes to Financial Statements
October 31, 2024(Continued)

10/31/2023
Fund	Ordinary Income
AAM Brentview Dividend Growth ETF	N/A
AAM Low Duration Preferred and Income Securities ETF	$12,430,912
AAM S&P 500 High Dividend Value ETF	2,853,002
AAM Sawgrass U.S. Large Cap Quality Growth ETF	N/A
AAM Sawgrass U.S. Small Cap Quality Growth ETF	N/A
AAM Transformers ETF	—

NOTE 7 – SHARE TRANSACTIONS
Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM Brentview Dividend Growth ETF	$300
AAM Low Duration Preferred and Income Securities ETF	500
AAM S&P 500 High Dividend Value ETF	300
AAM Sawgrass U.S. Large Cap Quality Growth ETF	300
AAM Sawgrass U.S. Small Cap Quality Growth ETF	300
AAM Transformers ETF	300

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

36

AAM ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of AAM ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM Brentview Dividend Growth ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, and AAM Sawgrass U.S. Small Cap Quality Growth ETF	For the period from July 30, 2024 (commencement of operations) to October 31, 2024
AAM Low Duration Preferred and Income Securities ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, and 2021, and for the period from November 19, 2019 (commencement of operations) to October 31, 2020
AAM S&P 500 High Dividend Value ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and 2020
AAM Transformers ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024 and 2023, and for the period from July 11, 2022 (commencement of operations) to October 31, 2022

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

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AAM ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 23, 2024

38

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
AAM Brentview Dividend Growth ETF (BDIV)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (SAWG)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (SAWS)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of AAM Brentview Dividend Growth ETF (“BDIV”), AAM Sawgrass U.S. Large Cap Quality Growth ETF (“SAWG”), and AAM Sawgrass U.S. Small Cap Quality Growth ETF (“SAWS”) (each, a “Fund” and, collectively, the “Funds”), (ii) the investment sub-advisory agreement between the Adviser and Brentview Investment Management, LLC (“Brentview” or a “Sub-Adviser”) with respect to BDIV (the “Brentview Sub-Advisory Agreement”), (iii) the investment sub-advisory agreement between the Adviser and Sawgrass Asset Management, LLC (“Sawgrass” or a “Sub-Adviser”) with respect to SAWG and SAWS (the “Sawgrass Sub-Advisory Agreement”), and (iv) the investment sub-advisory agreement between the Adviser and Vident Asset Management (“Vident” or a “Sub-Adviser” and, collectively with Brentview, Sawgrass, and the Adviser, the “Advisers”) with respect to each Fund (the “Vident Sub-Advisory Agreement” and, collectively with the Advisory Agreement, Brentview Sub-Advisory Agreement, and Sawgrass Sub-Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services rendered to each Fund; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as each Fund grows and whether the advisory fee for such Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Funds; and (vi) other factors the Board deemed to be relevant.
The Board also considered that the Adviser and Vident, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Funds by the Advisers, and additional information about the Advisers’ personnel and operations. The Advisers also described each Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and the Board deliberated on the approval of the Agreements in light of this information.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Funds.

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AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board also considered the services to be provided to the Funds, including oversight of the Funds’ Sub-Advisers, monitoring the extent to which each Fund achieves its investment objective as an actively managed fund, and monitoring each Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations.
Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Funds are actively managed. Consequently, with respect to each Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Advisers’ day-to-day management of the Funds.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board compared each Fund’s net expense ratio to those of its Peer Group and Selected Peer Group (each defined below).
BDIV: The Board noted that the peer group selected by Barrington Partners was comprised of actively managed ETFs with dividend growth investment strategies (the “Peer Group”). In particular, the Board noted that the Fund’s net expense ratio was significantly lower than the median net expense ratio of the ETFs in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”), which was comprised primarily of actively managed ETFs focused on domestic dividend growth oriented equities. The Board observed that the Fund’s proposed net expense ratio was within the range of net expense ratios for the funds in the Selected Peer Group.
SAWG: The Board noted that the peer group selected by Barrington Partners was comprised of actively managed ETFs with large cap growth investment strategies (the “Peer Group”). In particular, the Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the ETFs in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”), which was comprised primarily of actively managed ETFs focused on domestic large cap growth oriented equities. The Board observed that the Fund’s proposed net expense ratio was within the range of net expense ratios for the funds in the Selected Peer Group.
SAWS: The Board noted that the peer group selected by Barrington Partners was comprised of actively managed ETFs with small/mid cap growth investment strategies (the “Peer Group”). In particular, the Board noted that the Fund’s net expense ratio was significantly lower than the median net expense ratio of the ETFs in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”), which was comprised primarily of actively managed ETFs focused on domestic small/mid cap growth oriented equities. The Board observed that the Fund’s proposed net expense ratio was within the range of net expense ratios for the funds in the Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (“AFFE”), extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Funds’ other expenses out of the Adviser’s own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Funds at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and, consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Funds’ expenses and the structure of each Fund’s advisory fee with respect to potential economies of scale. The Board noted that each Fund’s fee structure did not contain any breakpoint reductions

40

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
as the Fund’s assets grow but considered that each Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and each Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Funds grow in size and assess whether advisory fee breakpoints may be warranted.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Brentview
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to BDIV under the Sub-Advisory Agreement, noting that the Sub-Adviser will be responsible for investment decisions and the day-to-day portfolio management of BDIV, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Brentview, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Brentview’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that BDIV had not yet commenced operations and concluded that the performance of BDIV, thus, was not a relevant factor in the context of the Board’s deliberations on the Brentview Sub-Advisory Agreement. The Board also considered that BDIV is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the portfolio managers’ day-to-day management of the Fund.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Brentview for its services to BDIV. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Brentview’s financial resources and information regarding Brentview’s ability to support its management of the Fund, noting that Brentview had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Brentview might realize economies of scale in managing BDIV as its assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate does not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Brentview Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Brentview Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to BDIV. The Board, including the Independent Trustees, unanimously determined that the approval of the Brentview Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

41

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
Approval of the Sub-Advisory Agreement with Sawgrass
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser will be responsible for investment decisions and the day-to-day portfolio management of SAWG and SAWS, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Sawgrass, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Sawgrass’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that SAWG and SAWS had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Sawgrass Sub-Advisory Agreement. The Board also considered that SAWG and SAWS are actively managed. Consequently, with respect to each Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the portfolio managers’ day-to-day management of the Funds.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Sawgrass for its services to SAWG and SAWS. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Sawgrass’s financial resources and information regarding Sawgrass’s ability to support its management of the Funds, noting that Sawgrass had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with SAWG and SAWS, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Sawgrass might realize economies of scale in managing SAWG and SAWS as their assets grow in size. The Board further noted that although the Funds’ sub-advisory fee rates do not include asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in Sawgrass’s sub-advisory fee schedule would accrue to the Adviser, rather than the Funds’ shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sawgrass Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sawgrass Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to SAWG and SAWS. The Board, including the Independent Trustees, unanimously determined that the approval of the Sawgrass Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Vident
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser will be responsible for trading portfolio securities for the Funds in accordance with instructions provided by Sawgrass or Brentview accordingly, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Vident, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Vident’s resources and capacity with respect to portfolio management, compliance, and operations.

42

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Vident Sub-Advisory Agreement. The Board also considered that the Funds are actively managed, and Vident serves as the Fund’s trading sub-adviser. Consequently, with respect to each Fund’s future performance, the Board will focus on Vident’s portfolio trading execution and trade settlement services, including the Vident portfolio managers’ day-to-day management of the Funds.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Vident for its services to each Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Vident’s financial resources and information regarding Vident’s ability to support its management of the Funds, noting that Vident had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Vident might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although the Funds’ sub-advisory fee rates include asset-level breakpoints, because the Funds pays the Adviser a unified fee, any benefits from breakpoints in Vident’s sub-advisory fee schedule would accrue to the Adviser, rather than the Funds’ shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Vident Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Vident Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Vident Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

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AAM ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Appendix B
AAM Low Duration Preferred and Income Securities ETF (PFLD)
AAM S&P 500 High Dividend Value ETF (SPDV)
AAM Transformers ETF (TRFM)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) among Advisors Asset Management, Inc. (“AAM” or the “Adviser”), the Trust, on behalf of AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, and AAM Transformers ETF (each, a “Fund” and, collectively, the “Funds”), and Vident Advisory, LLC (the “Sub-Adviser”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund relative to its underlying index and benchmark; (iii) the cost of the services provided and the profits realized by the Sub-Adviser or its affiliates from services rendered to the Funds as well as the estimated costs of providing such services under the Sub-Advisory Agreement; (iv) a fee analysis comparing the Funds’ sub-advisory fees to those of other accounts managed by the Sub-Adviser and similar ETFs in the market; (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment advisory and sub-advisory services to other series of the Trust and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its advisory services to those Funds. Additionally, at the Meeting, Sub-Adviser representatives provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations.
The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including AAM’s 15(c) presentation at the January 24, 2023, special Board meeting, and deliberated on the approval of the continuation of the Sub-Advisory Agreement in light of this information.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly

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AAM ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked its index, before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended June 30, 2024, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
AAM S&P 500 High Dividend Value ETF: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Index, for each of the one-, three-, five-year, and since inception periods ended June 30, 2024. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies, the Fund tracks an index comprised of companies that exhibit high dividend yields and free-cash-flow yields.
AAM Low Duration Preferred and Income Securities ETF: The Board noted that the Fund narrowly outperformed its broad-based benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, for the three-year period ended June 30, 2024, but the Fund slightly underperformed the same benchmark for the one-year and since inception periods. The Board considered that the benchmark index measures the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities.
AAM Transformers ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, for each of the one-year and since inception periods ended June 30, 2024. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies, the Fund tracks an index comprised of companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees are competitive with the those paid by other accounts managed by the Sub-Adviser as well as those charged by similar ETFs in the market. The Board then noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from the existing sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

45

AAM ETFs
ADDITIONAL INFORMATION (Unaudited)
1. FEDERAL TAX INFORMATION
For the fiscal period ended October 31, 2024, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Low Duration Preferred and Income Securities ETF	75.35
AAM S&P 500 High Dividend Value ETF	94.81
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00
AAM Transformers ETF	0.00

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2024 was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Low Duration Preferred and Income Securities ETF	74.81%
AAM S&P 500 High Dividend Value ETF	89.73%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00
AAM Transformers ETF	0.00

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM Brentview Dividend Growth ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM S&P 500 High Dividend Value ETF	0.00%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00%
AAM Transformers ETF	0.00%

2. INFORMATION ABOUT PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.
3. INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.
Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4. FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

46

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	01/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	01/08/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	01/08/2025

* Print the name and title of each signing officer under his or her signature.